Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (93.8%)
U.S. Government Securities (34.2%)
[1]	United States Treasury Note/Bond	2.125%	2/29/24	315,000	304,763
	United States Treasury Note/Bond	2.250%	4/30/24	250,000	241,328
	United States Treasury Note/Bond	3.000%	6/30/24	398,000	387,615
	United States Treasury Note/Bond	4.375%	10/31/24	68,000	67,862
	United States Treasury Note/Bond	1.125%	1/15/25	21,400	19,889
	United States Treasury Note/Bond	1.500%	2/15/25	69,600	65,076
[1,2]	United States Treasury Note/Bond	1.750%	3/15/25	297,200	279,182
	United States Treasury Note/Bond	2.750%	5/15/25	100,000	95,906
	United States Treasury Note/Bond	2.875%	6/15/25	161,425	155,170
	United States Treasury Note/Bond	3.000%	7/15/25	103,000	99,202
	United States Treasury Note/Bond	3.125%	8/15/25	122,500	118,289
	United States Treasury Note/Bond	4.250%	10/15/25	41,700	41,485
	United States Treasury Note/Bond	4.125%	9/30/27	246,200	244,815
	United States Treasury Note/Bond	4.125%	10/31/27	63,000	62,675
					2,183,257
Agency Bonds and Notes (46.1%)
[3]	AID-Israel	0.000%	11/1/24	6,905	6,272
[4]	Fannie Mae Interest Strip	0.000%	11/15/25	8,000	6,970
[4]	Fannie Mae Principal Strip	0.000%	5/15/30	57,658	41,254
[4]	Fannie Mae Principal Strip	0.000%	11/15/30	7,000	4,876
	Federal Farm Credit Banks Funding Corp.	0.680%	3/9/26	275,000	241,505
[5]	Federal Home Loan Banks	4.500%	10/3/24	100,000	99,843
	Federal Home Loan Banks	0.830%	2/10/27	136,475	117,084
	Federal Home Loan Banks	0.850%	2/17/27	100,000	85,818
	Federal Home Loan Banks	1.020%	2/24/27	10,570	9,134
	Federal Home Loan Banks	0.900%	2/26/27	105,695	90,841
	Federal Home Loan Banks	0.920%	2/26/27	25,900	22,278
	Federal Home Loan Banks	1.115%	2/26/27	49,145	42,640
[4]	Federal Home Loan Mortgage Corp.	4.000%	8/28/24	45,950	45,211
[4]	Federal Home Loan Mortgage Corp.	4.000%	12/30/24	300,000	294,135
[4]	Federal Home Loan Mortgage Corp.	4.000%	2/28/25	226,200	221,337
[4]	Federal Home Loan Mortgage Corp.	4.320%	3/21/25	150,000	147,561
[4]	Federal Home Loan Mortgage Corp.	4.050%	8/28/25	125,000	121,807
[4]	Federal Home Loan Mortgage Corp.	4.160%	8/28/25	52,950	51,689
[4]	Federal Home Loan Mortgage Corp.	4.200%	8/28/25	151,000	147,500
[4]	Federal Home Loan Mortgage Corp.	0.640%	11/24/25	174,650	154,557
[4]	Federal Home Loan Mortgage Corp.	0.700%	12/30/25	194,850	172,300
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	138,500	122,430
[4]	Federal National Mortgage Assn.	0.650%	12/17/25	180,495	159,552
[4]	Freddie Mac Coupon Strips	0.000%	3/15/31	4,455	3,054
[4]	Freddie Mac Principal Strips	0.000%	3/15/31	21,820	14,959
	Private Export Funding Corp.	3.550%	1/15/24	8,700	8,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Export Funding Corp.	1.400%	7/15/28	26,000	21,611
	Resolution Funding Corp. Interest Strip	0.000%	1/15/30	4,155	2,992
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	394,377	283,996
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	227,307	161,718
	Tennessee Valley Authority	1.500%	9/15/31	50,000	38,641
					2,942,108
Conventional Mortgage-Backed Securities (9.0%)
[4,5]	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	2,295	2,062
[4,5]	UMBS Pool	1.500%	12/1/35–12/1/36	145,342	123,693
[4,5,6]	UMBS Pool	2.000%	10/1/27–11/16/37	238,989	209,313
[4,5]	UMBS Pool	2.500%	2/1/35	11,544	10,496
[4,5]	UMBS Pool	3.500%	1/1/33–9/1/48	72,182	68,342
[4,5,6]	UMBS Pool	4.500%	11/16/37	135,000	131,224
[4,5]	UMBS Pool	6.000%	8/1/49–10/1/52	26,617	26,676
					571,806
Nonconventional Mortgage-Backed Securities (4.5%)
[4,5]	Fannie Mae REMICS	1.500%	12/25/51	19,321	12,398
[4,5]	Fannie Mae REMICS	3.000%	9/25/50–2/25/52	107,438	81,887
[4,5]	Freddie Mac REMICS	2.000%	12/25/51	175	120
[4,5]	Freddie Mac REMICS	3.000%	9/25/50–2/25/52	94,651	72,035
[5]	Ginnie Mae	1.500%	2/20/51–12/20/51	38,317	31,721
[5]	Ginnie Mae	2.000%	11/20/51	17,716	14,156
[5]	Ginnie Mae	2.500%	9/20/51	3,224	2,521
[5]	Ginnie Mae	3.000%	11/20/50–12/20/51	94,529	72,149
[5]	Ginnie Mae	3.500%	11/20/51	550	435
					287,422
Total U.S. Government and Agency Obligations (Cost $6,441,617)					5,984,593
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
[4,5]	FHLMC Multifamily Structured Class A2 Series K040 Pass Through Certificates	3.241%	9/25/24	13,600	13,181
[4,5]	FHLMC Multifamily Structured Class A2 Series K041 Pass Through Certificates	3.171%	10/25/24	49,000	47,356
[4,5]	FHLMC Multifamily Structured Class A2 Series K044 Pass Through Certificates	2.811%	1/25/25	65,216	62,347
[4,5]	FHLMC Multifamily Structured Class A2 Series K045 Pass Through Certificates	3.023%	1/25/25	35,710	34,259
[4,5]	FHLMC Multifamily Structured Class A2 Series K046 Pass Through Certificates	3.205%	3/25/25	32,000	30,732
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K035 Pass Through Certificates	0.450%	8/25/23	6,395	14
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K036 Pass Through Certificates	0.833%	10/25/23	3,410	17
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K037 Pass Through Certificates	1.072%	1/25/24	58,150	490
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K038 Pass Through Certificates	1.238%	3/25/24	2,094	23
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K040 Pass Through Certificates	0.835%	9/25/24	4,077	39
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.640%	12/25/24	19,517	185
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.773%	11/25/25	2,312	36
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.016%	12/25/25	9,948	218
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.298%	1/25/26	116,959	3,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.482%	3/25/26	3,695	134
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.304%	7/25/26	133,074	4,474
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	1.045%	8/25/26	6,647	187
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.426%	9/25/26	3,019	28
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.190%	10/25/26	10,994	32
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.423%	12/25/26	77,373	827
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.739%	3/25/27	3,013	66
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.810%	4/25/27	35,378	860
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K043 Pass Through Certificates	0.557%	8/25/27	4,292	73
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K088 Pass Through Certificates	0.510%	1/25/29	270,572	7,241
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K104 Pass Through Certificates	1.246%	1/25/30	54,994	3,374
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K105 Pass Through Certificates	1.645%	1/25/30	53,095	4,461
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K110 Pass Through Certificates	1.814%	4/25/30	20,220	1,881
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K135 Pass Through Certificates	0.284%	10/25/31	265,886	3,540
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K140 Pass Through Certificates	0.291%	3/25/54	128,016	2,852
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series K148 Pass Through Certificates	0.250%	7/25/32	164,983	3,631
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KG02 Pass Through Certificates	1.148%	8/25/29	15,509	795
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KG04 Pass Through Certificates	0.939%	11/25/30	10,983	558
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KG05 Pass Through Certificates	0.402%	1/25/31	114,000	2,341
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KG06 Pass Through Certificates	0.626%	10/25/31	36,982	1,331
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KG07 Pass Through Certificates	0.002%	8/25/32	231,600	915
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KIR1 Pass Through Certificates	1.182%	3/25/26	88,840	2,591
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KSG2 Pass Through Certificates	0.213%	11/25/31	351,433	3,323
[4,5,7,8]	FHLMC Multifamily Structured Class X1 Series KW10 Pass Through Certificates	0.640%	9/25/29	53,461	1,851
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $248,326)					239,759
				Shares
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[9]	Vanguard Market Liquidity Fund (Cost $274,168)	3.117%		2,742,541	274,199
Total Investments (101.9%) (Cost $6,964,111)					6,498,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
[4,5,6]	UMBS Pool (Proceeds ($11,960))	3.000%	12/1/26	(16,314)	(7,440)
Other Assets and Liabilities—Net (-1.8%)					(112,010)
Net Assets (100%)					6,379,101
Cost is in $000.
1	Securities with a value of $3,142,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $25,274,000 have been segregated as initial margin for open futures contracts.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2022.
7	Interest-only security.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	5,004	1,022,732	(6,605)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2022	(5,519)	(610,367)	33,429
5-Year U.S. Treasury Note	December 2022	(1,116)	(118,959)	351
Long U.S. Treasury Bond	December 2022	(165)	(19,883)	183
Ultra 10-Year U.S. Treasury Note	December 2022	(1,754)	(203,437)	1,944
Ultra Long U.S. Treasury Bond	December 2022	(1,098)	(140,167)	1,275
				37,182
				30,577
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2022, counterparties had deposited in segregated accounts securities with a value of $1,000 and cash of $4,609,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,984,593	—	5,984,593
Asset-Backed/Commercial Mortgage-Backed Securities	—	239,759	—	239,759
Temporary Cash Investments	274,199	—	—	274,199
Total	274,199	6,224,352	—	6,498,551
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	7,440	—	7,440
Derivative Financial Instruments
Assets
Futures Contracts[1]	37,182	—	—	37,182
Liabilities
Futures Contracts[1]	6,605	—	—	6,605
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.